Note 13 - Loan and Other Receivables - Digital Assets - Details of Digital Assets Held (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Statement Line Items [Line Items]
Total Digital assets held	$ 2,781,164	$ 2,584,793
Digital asset loans and receivables [member]
Statement Line Items [Line Items]
Total Digital assets held	$ 446,481	$ 166,388
Digital asset loans and receivables [member] | BTC [member]
Statement Line Items [Line Items]
Digital assets held, units	3.21	1.3
Total Digital assets held	$ 284,747	$ 122,761
Digital asset loans and receivables [member] | ETH [member]
Statement Line Items [Line Items]
Digital assets held, units	2.53	1
Total Digital assets held	$ 7,542	$ 3,404
Digital asset loans and receivables [member] | USDC [Member]
Statement Line Items [Line Items]
Total Digital assets held	144,783	39,946
Digital asset loans and receivables [member] | Other digital assets [member]
Statement Line Items [Line Items]
Total Digital assets held	9,409	277
Digital asset loans and receivables [member] | Credit line facility and other lending arrangements [member]
Statement Line Items [Line Items]
Total Digital assets held	$ 316,376	$ 96,828
Digital asset loans and receivables [member] | Credit line facility and other lending arrangements [member] | BTC [member]
Statement Line Items [Line Items]
Digital assets held, units	1.9	0.8
Total Digital assets held	$ 168,630	$ 74,901
Digital asset loans and receivables [member] | Credit line facility and other lending arrangements [member] | ETH [member]
Statement Line Items [Line Items]
Digital assets held, units	1.96	0.42
Total Digital assets held	$ 5,843	$ 1,427
Digital asset loans and receivables [member] | Credit line facility and other lending arrangements [member] | USDC [Member]
Statement Line Items [Line Items]
Total Digital assets held	132,775	20,500
Digital asset loans and receivables [member] | Credit line facility and other lending arrangements [member] | Other digital assets [member]
Statement Line Items [Line Items]
Total Digital assets held	9,128	0
Digital asset loans and receivables [member] | Margin lending services [member]
Statement Line Items [Line Items]
Total Digital assets held	$ 14,780	$ 21,936
Digital asset loans and receivables [member] | Margin lending services [member] | BTC [member]
Statement Line Items [Line Items]
Digital assets held, units	0.01	0
Total Digital assets held	$ 792	$ 236
Digital asset loans and receivables [member] | Margin lending services [member] | ETH [member]
Statement Line Items [Line Items]
Digital assets held, units	0.57	0.58
Total Digital assets held	$ 1,699	$ 1,977
Digital asset loans and receivables [member] | Margin lending services [member] | USDC [Member]
Statement Line Items [Line Items]
Total Digital assets held	12,008	19,446
Digital asset loans and receivables [member] | Margin lending services [member] | Other digital assets [member]
Statement Line Items [Line Items]
Total Digital assets held	281	277
Digital asset loans and receivables [member] | Pledged as collateral [member]
Statement Line Items [Line Items]
Total Digital assets held	$ 115,325	$ 47,624
Digital asset loans and receivables [member] | Pledged as collateral [member] | BTC [member]
Statement Line Items [Line Items]
Digital assets held, units	1.3	0.5
Total Digital assets held	$ 115,325	$ 47,624